Financial risk management - Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value (Details) - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 537,796,970	₩ 517,815,577
Level 2 | Due from banks measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 26,693,942	₩ 23,964,458
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 5,832,484	₩ 2,387,533
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spread and Prepayment rate
Level 2 | Securities measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 26,976,630	₩ 25,773,563
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 12,598,487	₩ 14,200,356
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 41,291,404	₩ 46,431,218
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 8,921,782	₩ 9,413,875
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 1,296,223	₩ 1,534,611
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 2 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 165,138,075	₩ 180,908,144
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 485,145,186	₩ 463,622,473
Level 3 | Loans measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 403,512,323	₩ 388,019,289
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Credit spread and Prepayment rate	Discount rate, Credit spread and Prepayment rate
Level 3 | Securities measured at amortized cost
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 0	₩ 88,421
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Other financial assets
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 9,531,320	₩ 9,188,853
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Debt securities issued
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 33,819,425	₩ 33,726,679
Valuation technique	DCF	DCF
Significant inputs	Discount rate, Regression coefficient and Correlations	Discount rate, Regression coefficient and Correlations
Level 3 | Other financial liabilities
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 22,868,615	₩ 20,458,311
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Borrowings
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 47,141,647	₩ 41,521,551
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate
Level 3 | Deposits
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value [Line Items]
Fair value	₩ 217,319,799	₩ 183,821,188
Valuation technique	DCF	DCF
Significant inputs	Discount rate	Discount rate